Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 2,656	$ 2,289	$ 2,177
Cards	2,213	1,949	1,975
Credit facilities	1,627	1,459	1,618
Broking income	1,601	1,539	1,057
Account services	1,452	1,293	2,003
Unit trusts	1,088	899	1,035
Underwriting	1,017	1,015	829
Global custody	978	934	717
Remittances	775	677	747
Imports/exports	620	577	662
Insurance agency commission	341	325	377
Other	2,420	2,095	2,242
Fee income	16,788	15,051	15,439
Less: fee expense	(3,691)	(3,177)	(3,416)
Net fee income	13,097	11,874	$ 12,023
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	1,984	1,686
Cards	1,949	1,564
Credit facilities	103	93
Broking income	863	862
Account services	429	431
Unit trusts	1,065	881
Underwriting	4	5
Global custody	167	189
Remittances	75	77
Imports/exports	1	0
Insurance agency commission	324	307
Other	1,305	1,123
Fee income	8,269	7,218
Less: fee expense	(2,375)	(1,810)
Net fee income	5,894	5,408
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	126	126
Cards	240	360
Credit facilities	833	740
Broking income	69	61
Account services	677	598
Unit trusts	23	18
Underwriting	6	9
Global custody	24	22
Remittances	357	313
Imports/exports	474	417
Insurance agency commission	17	17
Other	1,077	893
Fee income	3,923	3,574
Less: fee expense	(284)	(349)
Net fee income	3,639	3,225
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	546	477
Cards	23	25
Credit facilities	690	626
Broking income	669	616
Account services	340	264
Unit trusts	0	0
Underwriting	1,009	1,002
Global custody	787	723
Remittances	343	288
Imports/exports	145	160
Insurance agency commission	0	1
Other	2,503	2,369
Fee income	7,055	6,551
Less: fee expense	(3,452)	(3,284)
Net fee income	3,603	3,267
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	0	0
Cards	1	0
Credit facilities	1	0
Broking income	0	0
Account services	6	0
Unit trusts	0	0
Underwriting	(2)	(1)
Global custody	0	0
Remittances	0	(1)
Imports/exports	0	0
Insurance agency commission	0	0
Other	(2,465)	(2,290)
Fee income	(2,459)	(2,292)
Less: fee expense	2,420	2,266
Net fee income	$ (39)	$ (26)